Share-based payments - Additional information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) Plan $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 02, 2018 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan		2
Common Stock, Shares Authorized | shares		1,600,000,000	1,600,000,000
Share-based compensation | $		$ 62,354	$ 101,770	$ 0
Income Tax Expense Benefit | $		(52,502)	(85,110)	$ (59,199)
Share-based compensation, unrecognized | $		$ 74,300
Expected volatility				48.27%
Risk free interest rate				0.14%
Dividend yield				0.00%
Preferred stock, shares authorized | shares		233,333,333
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period compensation is expected		2 years
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Granted | $ / shares		$ 9.06
Expected volatility		32.00%
Risk free interest rate		3.00%
Dividend yield		0.00%
2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $		$ 0	$ 0	$ 0
Weighted Average Grant Date Fair Value, Granted | $ / shares			$ 350.62	$ 320.50
Total grant date fair value of shares vested | $			$ 71,630
Weighted average grant date fair value of shares vested | shares		0		0
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized | shares		10,580,754
Total grant date fair value of shares vested | $		$ 39,941	$ 32
Weighted average grant date fair value of shares vested | shares				0
Weighted-average grant date fair value per share | $ / shares		$ 35.75	$ 99.60
Shares granted | shares				0
2021 Plan | Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Granted | $ / shares	[1]	$ 35.75
Share-based compensation | $		$ 7,105
2021 Plan | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, number of shares Granted | shares		166,666
Contractual Life		10 years
Weighted average period compensation is expected		2 years 4 months 24 days
2021 Plan and 2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $		$ 62,354	$ 101,770	$ 0
Income Tax Expense Benefit | $		$ 8,864	$ 5,250
Minimum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets		0.00%
Award Vesting Period		1 year
Maximum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets		200.00%
Award Vesting Period		3 years
Class A Ordinary Shares | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Subscription price, per share | $ / shares					$ 1.50
Class A Ordinary Shares | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized | shares					600,000
Subscription price, per share | $ / shares					$ 2.16
Class B Ordinary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Subscription price, per share | $ / shares					$ 1.00
Class B Ordinary Shares | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized | shares					0

[1]	Represents RSUs and PRSUs based on performance target achievement of 100%.